Debt - Prior Period Financing Activity (Details) $ in Thousands, $ in Thousands																			12 Months Ended
	Feb. 24, 2023 MXN ($)	Dec. 29, 2022 MXN ($)	Dec. 21, 2022 USD ($)	Nov. 14, 2022 MXN ($)	Nov. 09, 2022 MXN ($)	Oct. 28, 2022 MXN ($)	Oct. 17, 2022 MXN ($)	Oct. 07, 2022 MXN ($)	Sep. 13, 2022 MXN ($)	Aug. 23, 2022 USD ($)	Aug. 19, 2022 MXN ($)	Jun. 17, 2022 USD ($)	Jun. 15, 2022 MXN ($) promissoryNote	May 31, 2022 MXN ($)	May 18, 2022 MXN ($)	Apr. 29, 2022 USD ($)	Apr. 18, 2022 MXN ($)	Feb. 25, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 26, 2022 MXN ($)	Mar. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$																			$ 1,577,509,797		$ 1,853,421,785					$ 1,984,689
Obtain of revolving credit lines																					29,500,000	$ 7,664,000
Outstanding of revolving credit lines																								$ 661,213
Revolving credit facility amount																								1,411,629	$ 1,736,218
Repayment of revolving credit lines																			$ 978,854,627	$ 913,282	$ 1,107,159,280	$ 1,775,899	$ 1,707,581,580
PMI Trading Ltd
Disclosure Of Debt [Line Items]
Outstanding of revolving credit lines																									162,866				$ 202,547
Revolving credit facility available																								$ 63,787	62,134
Promissory Note | Twenty Eighty TLLE Plus 235 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity																		$ 250,000
Maturity																		28 days
Interest rate basis spread																		2.35%
Promissory Note | Twenty Eight TIIE Plus 250 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity															$ 500,000
Maturity															28 days
Interest rate basis spread															2.50%
Promissory Note | Twenty Eight TIIE Plus 330 Basis Points
Disclosure Of Debt [Line Items]
Notes issued														$ 3,000,000
Principal amount outstanding U.S.$													$ 2,000,000
Number of renewed promissory notes | promissoryNote													2
Promissory Note | Twenty Eight TIIE Plus 365 Basis Points
Disclosure Of Debt [Line Items]
Maturity											28 days
Interest rate basis spread											3.65%
Principal amount outstanding U.S.$											$ 5,000,000
Promissory Note | Thirty Day SOFR Plus 175 Basis Points
Disclosure Of Debt [Line Items]
Maturity										30 days
Interest rate basis spread										1.75%
Principal amount outstanding U.S.$										$ 11,362
Promissory Note | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure Of Debt [Line Items]
Maturity	28 days
Interest rate basis spread	2.35%
Principal amount outstanding U.S.$	$ 250,000
Credit Line | SOFR Plus 245 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity																												$ 75,000
Interest rate basis spread																												2.45%
Credit Line | Ninety SOFR Plus 345 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity																$ 450,000
Maturity																90 days
Interest rate basis spread																3.45%
Credit Line | Twenty Eight TIIE Plus 350 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity					$ 15,500,000
Maturity					28 days
Interest rate basis spread					3.50%
Revolving credit maximum borrowing capacity, increase in capacity					$ 20,500,000
Renewed Promissory Note | Twenty Eight TIIE Plus 315 Basis Points
Disclosure Of Debt [Line Items]
Maturity																	28 days
Interest rate basis spread																	3.15%
Notes issued																	$ 4,000,000
Renewed Promissory Note | Twenty Eight TIIE Plus 330 Basis Points
Disclosure Of Debt [Line Items]
Maturity													28 days	28 days
Interest rate basis spread													3.30%	3.30%												3.30%
Renewed Promissory Note | Twenty Eight TIIE Plus 365 Basis Points
Disclosure Of Debt [Line Items]
Maturity									28 days
Interest rate basis spread									3.65%
Principal amount outstanding U.S.$									$ 4,000,000
Government Bonds Monetization
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity																											$ 10,000,000
Eight Point Seven Five Zero Percentage Note Due 2029
Disclosure Of Debt [Line Items]
Interest rate														8.75%												8.75%
Renewed Short-term Credit | Two Hundred Seventeen SOFR Plus 210 Basis Points
Disclosure Of Debt [Line Items]
Maturity												217 days
Interest rate basis spread												2.00%
Principal amount outstanding U.S.$												$ 500,000
Promissory Notes Issued | Twenty Eight TIIE Plus 195 Basis Points
Disclosure Of Debt [Line Items]
Maturity							28 days	28 days
Interest rate basis spread							1.95%	1.95%
Principal amount outstanding U.S.$							$ 1,000,000	$ 1,500,000
Promissory Notes Issued | Twenty Eight Days TIIE Plus 225 Basis Points
Disclosure Of Debt [Line Items]
Maturity						28 days
Interest rate basis spread						2.25%
Principal amount outstanding U.S.$						$ 500,000
Promissory Notes Issued | Ninety One Days TIIE Plus 280 Basis Points
Disclosure Of Debt [Line Items]
Maturity				91 days
Interest rate basis spread				2.80%
Principal amount outstanding U.S.$				$ 1,300,000
Promissory Notes Issued | Ninety Days TIIE Plus 295 Basis Points
Disclosure Of Debt [Line Items]
Revolving credit maximum borrowing capacity			$ 150,000
Maturity			90 days
Interest rate basis spread			2.95%
Promissory Notes Issued | Twenty Eight Days TIIE Plus 235 Basis Points
Disclosure Of Debt [Line Items]
Maturity		28 days
Interest rate basis spread		2.35%
Principal amount outstanding U.S.$		$ 2,000,000
Factoring Scheme For Suppliers | Factoring One Hundred Eighty Days
Disclosure Of Debt [Line Items]
Maturity																					180 days	180 days
Principal amount outstanding U.S.$																					$ 18,447,086				$ 104,599
Factoring Scheme For Suppliers | One Hundred Eighty Days TIIE Plus 160 Basis Points
Disclosure Of Debt [Line Items]
Interest rate basis spread																					1.60%				1.60%
Factoring Scheme For Suppliers | One Hundred Eighty Days CETES Plus 280 Basis Points
Disclosure Of Debt [Line Items]
Interest rate basis spread																					2.80%				2.80%